As filed with the Securities and Exchange Commission on May 21, 2020.

1933 Act Registration No. 333-146827

1940 Act Registration No. 811-22135

United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

Registration Statement Under the Securities Act of 1933	☐
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 374	☒
and/or
Registration Statement Under the Investment Company Act of 1940	☐
Amendment No. 375	☒

Innovator ETFs Trust

(Exact name of registrant as specified in charter)

109 North Hale Street

Wheaton, Illinois 60187

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 208-5212

Corporation Service Company

251 Little Falls Drive

Wilmington, DE 19808

(Name and Address of Agent for Service)

Copy to:

Morrison C. Warren, Esq.

Chapman and Cutler LLP

111 West Monroe Street

Chicago, Illinois 60603

It is proposed that this filing will become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b)

☒ on June 19, 2020 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Post-Effective Amendment No. 374

This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 296, as it relates to Innovator MSCI EAFE Power Buffer ETF™ – March, Innovator MSCI Emerging Markets Power Buffer ETF™ – March and Innovator Russell 2000 Power Buffer ETF™ – March (each a “Fund,” and collectively the “Funds”), each a series of the Registrant, until June 19, 2020.  Parts A, B and C of the Registrant’s Post-Effective Amendment No. 296 under the Securities Act of 1933, filed on December 13, 2019, are incorporated by reference herein.

Signatures

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton, and State of Illinois, on May 21, 2020.

Innovator ETFs Trust

By:	/s/ H. Bruce Bond
H. Bruce Bond
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/s/ H. Bruce Bond	Chief Executive Officer, President and Trustee	May 21, 2020
H. Bruce Bond

/s/ John Southard	Vice President, Treasurer and Principal Financial Accounting Officer	May 21, 2020
John Southard
Mark Berg*	) Trustee)
	)	By: /s/ H. Bruce Bond
Joe Stowell*	) Trustee)	H. Bruce Bond Attorney-In-Fact
	)	May 21, 2020

Brian J. Wildman*	) Trustee)
)

*

An original power of attorney authorizing H. Bruce Bond and John Southard to execute this Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, filed as an exhibit and are incorporated by reference herein.